Earnings Per Share - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Earnings per share [Line items]
Antidilutive stock options to purchase common shares	22,980,700	101,183,700	13,776,300	103,395,500